PROVISIONS - Environmental and Other Risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provision	€ 112,062
Environmental and other risks
Disclosure of other provisions [line items]
Provision	14,716	€ 26,526	€ 17,178
Cost of sales | Environmental and other risks
Disclosure of other provisions [line items]
Provision	14,136	25,128	15,616
Selling, general and administrative costs | Environmental and other risks
Disclosure of other provisions [line items]
Provision	€ 580	€ 1,398	€ 1,562